First Trust Active Factor Mid Cap ETF Average Annual Total Returns		12 Months Ended	39 Months Ended	43 Months Ended	60 Months Ended	61 Months Ended	99 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.93%			10.34%	11.06%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	9.92%	10.20%	13.86%	14.62%	14.28%
First Trust Active Factor Mid Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		19.24%			10.25%	10.74%
Performance Inception Date	Dec. 03, 2019
First Trust Active Factor Mid Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.92%			9.80%	10.26%
First Trust Active Factor Mid Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.39%			7.90%	8.29%